Note 11 - Deferred Share Units	12 Months Ended
Nov. 30, 2012
Deferred Compensation Arrangements Disclosure [Text Block]
11.	Deferred share units

Effective May 28, 2010, the Company’s shareholders approved a DSU Plan to grant DSUs to its non-management directors and reserved a maximum of 110,000 common shares for issuance under the plan. The DSU Plan permits certain non-management directors to defer receipt of all or a portion of their board fees until termination of the board service and to receive such fees in the form of common shares at that time. A DSU is a unit equivalent in value to one common share of the Company based on the trading price of the Company's common shares on the Toronto Stock Exchange. Upon termination of board service, the director will be able to redeem DSUs based upon the then market price of the Company's common shares on the date of redemption in exchange for any combination of cash or common shares as the Company may determine.

During the year ended November 30, 2012, one non-management board member elected to receive director fees in the form of DSUs under the Company’s DSU Plan. As at November 30, 2012, 22,449 DSUs are outstanding and 87,551 DSUs are available for grant under the DSU Plan.

	November 30, 2012		November 30, 2011
	$	shares	$	shares

Additional paid in capital	36,727	12,199	33,101	10,250
Accrued liability	9,688	4,611	6,569	2,050